Stockholders' Equity - Narratives (Details) - USD ($) $ / shares in Units, $ in Millions	Jun. 29, 2018	Apr. 26, 2018	Apr. 23, 2018	Apr. 19, 2018	Apr. 12, 2018	Jun. 30, 2018
Class of Stock [Line Items]
Stockholders' Equity Note, Stock Split					3022259.23
Dividends, Cash	$ 19.5
Common stock dividend declared (usd per share)			$ 0.0645
Common stock dividend declared, prorated quarterly (usd per share)			0.085
Common stock dividend declared, annualized (usd per share)			$ 0.34
Common Stock
Class of Stock [Line Items]
Shares issued (shares)		3,097,525
Shares issued (usd per share)		$ 15
IPO
Class of Stock [Line Items]
Percentage of ownership sold in transaction			11.60%
Offering costs						$ 5.1
IPO | Common Stock
Class of Stock [Line Items]
Shares issued in IPO (shares)		38,097,525	35,000,000
Sale price (usd per share)			$ 15
Brookfield
Class of Stock [Line Items]
Dividends, Cash				$ 160.0
Brookfield | Maximum
Class of Stock [Line Items]
Leverage ratio				175.00%